Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Total for all related parties $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 352,292	$ 276,313	$ 138,674
Revenue from sale of goods, related party transactions, percentage of total revenue	0.115	0.136	0.059
Purchases of goods, related party transactions	$ 2,517,209	$ 2,222,110	$ 2,602,551
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	217,885	101,299	86,460
Purchases of goods, related party transactions	1,298,933	1,330,998	2,341,970
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	95,864	107,553	46,319
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	38,543	67,451	0
Other related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	0	10	5,895
Purchases of goods, related party transactions	18,771	13,204	7,693
Geely
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 1,199,505	$ 877,908	$ 252,888